Equity Instruments (Details) - Stock options [Member] - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Number of Options
Number of Options Outstanding, Beginning Balance	38,263	16,131
Number of Options, Granted		23,608	16,340
Number of Options, Exercised
Number of Options, Forfeited/Cancelled	(1,468)	(1,408)	(209)
Number of Options, Cancelled		(68)
Number of Options Outstanding, Ending Balance	36,795	38,263	16,131
Number of Options, Exercisable	27,031	19,341
Available for grant at June 30, 2017		61,737
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance	$ 16.31	$ 360.20
Weighted Average Exercise Price, Granted		18.20	360.20
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited/Cancelled	16.40	83.20	362.40
Weighted Average Exercise Price, Cancelled		64.60
Weighted Average Exercise Price, Ending Balance	16.30	16.31	$ 360.20
Weighted Average Exercise Price, Exercisable	$ 16.27	$ 16.40
Weighted Average Remaining Contractual Life in Years
Weighted Average Remaining Contractual Life in Years, Outstanding	7 years 6 months 29 days	8 years 4 months 24 days	9 years 3 months 29 days
Weighted Average Remaining Contractual Life in Years, Exercisable	7 years 3 months 29 days	7 years 11 months 12 days